Inventories - Components of Inventories (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Inventory [Line Items]
Aggregate stockpiles	$ 90,776	$ 88,211	$ 70,300
Finished goods	11,284	8,826	11,207
Work in process	6,511	1,801	2,623
Raw materials	29,465	12,715	12,302
Total	$ 138,036	$ 111,553	$ 96,432